FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Years Ended December 31, 2023 and 2022

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Series Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Series Annuity Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Series Annuity Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® VIP Contrafund® Service Class 2	TA Janus Mid-Cap Growth Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA JPMorgan Asset Allocation - Conservative Initial Class
Fidelity® VIP Growth Opportunities Service Class 2	TA JPMorgan Asset Allocation - Growth Initial Class
TA Aegon Bond Initial Class	TA JPMorgan Asset Allocation - Moderate Initial Class
TA Aegon Core Bond Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
TA Aegon High Yield Bond Initial Class	TA JPMorgan Enhanced Index Initial Class
TA Aegon Sustainable Equity Income Initial Class	TA JPMorgan Mid Cap Value Initial Class
TA Aegon U.S. Government Securities Initial Class	TA JPMorgan Tactical Allocation Initial Class
TA BlackRock Government Money Market Initial Class	TA Multi-Managed Balanced Initial Class
TA BlackRock iShares Edge 40 Initial Class	TA Small/Mid Cap Value Initial Class
TA BlackRock Real Estate Securities Initial Class	TA T. Rowe Price Small Cap Initial Class
TA International Focus Initial Class	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Series Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Series Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of TFLIC Series Annuity Account since 2014.

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® VIP Contrafund® Service Class 2	-	$-	$-	$-	$-	-	$59.224633	$59.224633

Fidelity® VIP Equity-Income Service Class 2	-	-	-	-	-	-	32.727048	32.727048

Fidelity® VIP Growth Opportunities Service Class 2	-	-	-	-	-	-	64.860114	64.860114

TA Aegon Bond Initial Class	-	-	-	-	-	-	15.939475	15.939475

TA Aegon Core Bond Initial Class	-	-	-	-	-	-	16.640406	16.640406

TA Aegon High Yield Bond Initial Class	-	-	-	-	-	-	25.598018	25.598018

TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-	28.861545	28.861545

TA Aegon U.S. Government Securities Initial Class	-	-	-	-	-	-	13.353848	13.353848

TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-	9.765459	9.765459

TA BlackRock iShares Edge 40 Initial Class	-	-	-	-	-	-	19.753969	19.753969

TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-	32.936362	32.936362

TA International Focus Initial Class	-	-	-	-	-	-	25.398156	25.398156

TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-	36.298540	36.298540

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	19.920800	19.920800

TA JPMorgan Asset Allocation - Growth Initial Class	738.833	8,120	7,654	-	7,654	238	32.113629	32.113629

TA JPMorgan Asset Allocation - Moderate Initial Class	4,259.258	46,836	43,657	-	43,657	1,880	23.227044	23.227044

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-	26.776120	26.776120

TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-	48.365889	48.365889

TA JPMorgan Mid Cap Value Initial Class	-	-	-	-	-	-	46.668073	46.668073

TA JPMorgan Tactical Allocation Initial Class	-	-	-	-	-	-	18.529135	18.529135

TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-	37.690062	37.690062

TA Small/Mid Cap Value Initial Class	-	-	-	-	-	-	54.661708	54.661708

TA T. Rowe Price Small Cap Initial Class	-	-	-	-	-	-	51.789045	51.789045

TA WMC US Growth Initial Class	0.136	7	5	(5)	-	-	60.262357	60.262357

See accompanying notes.	2

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Fidelity® VIP Contrafund® Service Class 2	$-	$-	$-

Fidelity® VIP Equity-Income Service Class 2	-	-	-

Fidelity® VIP Growth Opportunities Service Class 2	-	-	-

TA Aegon Bond Initial Class	-	-	-

TA Aegon Core Bond Initial Class	-	-	-

TA Aegon High Yield Bond Initial Class	-	-	-

TA Aegon Sustainable Equity Income Initial Class	-	-	-

TA Aegon U.S. Government Securities Initial Class	-	-	-

TA BlackRock Government Money Market Initial Class	-	-	-

TA BlackRock iShares Edge 40 Initial Class	-	-	-

TA BlackRock Real Estate Securities Initial Class	-	-	-

TA International Focus Initial Class	-	-	-

TA Janus Mid-Cap Growth Initial Class	-	-	-

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-

TA JPMorgan Asset Allocation - Growth Initial Class	7,654	-	7,654

TA JPMorgan Asset Allocation - Moderate Initial Class	43,657	-	43,657

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-

TA JPMorgan Enhanced Index Initial Class	-	-	-

TA JPMorgan Mid Cap Value Initial Class	-	-	-

TA JPMorgan Tactical Allocation Initial Class	-	-	-

TA Multi-Managed Balanced Initial Class	-	-	-

TA Small/Mid Cap Value Initial Class	-	-	-

TA T. Rowe Price Small Cap Initial Class	-	-	-

TA WMC US Growth Initial Class	-	-	-

See accompanying notes.	3

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	TA Aegon Bond Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon Core Bond Initial Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA International Focus Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$-	$10,205	$49,161

Investment Income:
Reinvested Dividends	-	-	464	2,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	109	596

Net Investment Income (Loss)	-	-	355	1,696

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,552	4,236
Realized Gain (Loss) on Investments	-	-	158	27

Net Realized Capital Gains (Losses) on Investments	-	-	1,710	4,263
Net Change in Unrealized Appreciation (Depreciation)	-	-	(4,397)	(14,426)

Net Gain (Loss) on Investment	-	-	(2,687)	(10,163)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(2,332)	(8,467)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(729)	(61)

Total Increase (Decrease) in Net Assets	-	-	(3,061)	(8,528)

Net Assets as of December 31, 2022:	$-	$-	$7,144	$40,633

Investment Income:
Reinvested Dividends	-	-	121	873
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	98	574

Net Investment Income (Loss)	-	-	23	299

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	98	315
Realized Gain (Loss) on Investments	-	-	(119)	(62)

Net Realized Capital Gains (Losses) on Investments	-	-	(21)	253
Net Change in Unrealized Appreciation (Depreciation)	-	-	1,238	2,532

Net Gain (Loss) on Investment	-	-	1,217	2,785

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	1,240	3,084

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(730)	(60)

Total Increase (Decrease) in Net Assets	-	-	510	3,024

Net Assets as of December 31, 2023:	$-	$-	$7,654	$43,657

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Moderate Growth Initial class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Tactical Allocation initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Multi-Managed Balanced Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	1
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(2)

Net Gain (Loss) on Investment	-	-	-	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	(1)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	1

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	1

Net Gain (Loss) on Investment	-	-	-	1

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	1

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1)

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization

TFLIC Series Annuity Account (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TFLIC Freedom PremierSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly

TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount

TA WMC US Growth Initial Class	TA Morgan Stanley Capital Growth Initial Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

Fidelity® VIP Contrafund® Service Class 2	$ -	$-

Fidelity® VIP Equity-Income Service Class 2	-	-

Fidelity® VIP Growth Opportunities Service Class 2	-	-

TA Aegon Bond Initial Class	-	-

TA Aegon Core Bond Initial Class	-	-

TA Aegon High Yield Bond Initial Class	-	-

TA Aegon Sustainable Equity Income Initial Class	-	-

TA Aegon U.S. Government Securities Initial Class	-	-

TA BlackRock Government Money Market Initial Class	-	-

TA BlackRock iShares Edge 40 Initial Class	-	-

TA BlackRock Real Estate Securities Initial Class	-	-

TA International Focus Initial Class	-	-

TA Janus Mid-Cap Growth Initial Class	-	-

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-

TA JPMorgan Asset Allocation - Growth Initial Class	219	828

TA JPMorgan Asset Allocation - Moderate Initial Class	1,189	635

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-

TA JPMorgan Enhanced Index Initial Class	-	-

TA JPMorgan Mid Cap Value Initial Class	-	-

TA JPMorgan Tactical Allocation Initial Class	-	-

TA Multi-Managed Balanced Initial Class	-	-

TA Small/Mid Cap Value Initial Class	-	-

TA T. Rowe Price Small Cap Initial Class	-	-

TA WMC US Growth Initial Class	1	-

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	-	-	-	-	-	-
Fidelity® VIP Equity-Income Service Class 2	-	-	-	-	-	-
Fidelity® VIP Growth Opportunities Service Class 2	-	-	-	-	-	-
TA Aegon Bond Initial Class	-	-	-	-	-	-
TA Aegon Core Bond Initial Class	-	-	-	-	-	-
TA Aegon High Yield Bond Initial Class	-	-	-	-	-	-
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-
TA Aegon U.S. Government Securities Initial Class	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Initial Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	-	(26)	(26)	-	(24)	(24)
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(2)	(2)	-	(3)	(3)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-
TA JPMorgan Mid Cap Value Initial Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-
TA Small/Mid Cap Value Initial Class	-	-	-	-	-	-
TA T. Rowe Price Small Cap Initial Class	-	-	-	-	-	-
TA WMC US Growth Initial Class	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	$-	$-	$-	$-	$-	$-
Fidelity® VIP Equity-Income Service Class 2	-	-	-	-	-	-
Fidelity® VIP Growth Opportunities Service Class 2	-	-	-	-	-	-
TA Aegon Bond Initial Class	-	-	-	-	-	-
TA Aegon Core Bond Initial Class	-	-	-	-	-	-
TA Aegon High Yield Bond Initial Class	-	-	-	-	-	-
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-
TA Aegon U.S. Government Securities Initial Class	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Initial Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	-	(730)	(730)	-	(729)	(729)
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(60)	(60)	-	(61)	(61)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-
TA JPMorgan Mid Cap Value Initial Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-
TA Small/Mid Cap Value Initial Class	-	-	-	-	-	-
TA T. Rowe Price Small Cap Initial Class	-	-	-	-	-	-
TA WMC US Growth Initial Class	-	(1)	(1)	-	1	1

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Contrafund® Service Class 2
12/31/2023	-	$59.22	to	$59.22	$-	-%	1.40%	to	1.40%	31.29%	to	31.29%
12/31/2022	-	45.11	to	45.11	-	-	1.40	to	1.40	(27.50)	to	(27.50)
12/31/2021	-	62.22	to	62.22	-	-	1.40	to	1.40	25.75	to	25.75
12/31/2020	-	49.48	to	49.48	-	-	1.40	to	1.40	28.44	to	28.44
12/31/2019	-	38.53	to	38.53	-	-	1.40	to	1.40	29.46	to	29.46
Fidelity® VIP Equity-Income Service Class 2
12/31/2023	-	32.73	to	32.73	-	-	1.40	to	1.40	8.86	to	8.86
12/31/2022	-	30.06	to	30.06	-	-	1.40	to	1.40	(6.55)	to	(6.55)
12/31/2021	-	32.17	to	32.17	-	-	1.40	to	1.40	22.89	to	22.89
12/31/2020	-	26.18	to	26.18	-	-	1.40	to	1.40	4.97	to	4.97
12/31/2019	-	24.94	to	24.94	-	-	1.40	to	1.40	25.35	to	25.35
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2023	-	64.86	to	64.86	-	-	1.40	to	1.40	43.30	to	43.30
12/31/2022	-	45.26	to	45.26	-	-	1.40	to	1.40	(39.17)	to	(39.17)
12/31/2021	-	74.40	to	74.40	-	-	1.40	to	1.40	10.13	to	10.13
12/31/2020	-	67.56	to	67.56	-	-	1.40	to	1.40	65.91	to	65.91
12/31/2019	-	40.72	to	40.72	-	-	1.40	to	1.40	38.56	to	38.56
TA Aegon Bond Initial Class
12/31/2023	-	15.94	to	15.94	-	-	1.40	to	1.40	4.98	to	4.98
12/31/2022	-	15.18	to	15.18	-	-	1.40	to	1.40	(16.01)	to	(16.01)
12/31/2021	-	18.08	to	18.08	-	-	1.40	to	1.40	(2.24)	to	(2.24)
12/31/2020	-	18.49	to	18.49	-	-	1.40	to	1.40	6.20	to	6.20
12/31/2019	-	17.41	to	17.41	-	-	1.40	to	1.40	6.92	to	6.92
TA Aegon Core Bond Initial Class
12/31/2023	-	16.64	to	16.64	-	-	1.40	to	1.40	4.58	to	4.58
12/31/2022	-	15.91	to	15.91	-	-	1.40	to	1.40	(13.97)	to	(13.97)
12/31/2021	-	18.50	to	18.50	-	-	1.40	to	1.40	(2.40)	to	(2.40)
12/31/2020	-	18.95	to	18.95	-	-	1.40	to	1.40	5.98	to	5.98
12/31/2019	-	17.88	to	17.88	-	-	1.40	to	1.40	7.03	to	7.03
TA Aegon High Yield Bond Initial Class
12/31/2023	-	25.60	to	25.60	-	-	1.40	to	1.40	9.58	to	9.58
12/31/2022	-	23.36	to	23.36	-	-	1.40	to	1.40	(12.35)	to	(12.35)
12/31/2021	-	26.65	to	26.65	-	-	1.40	to	1.40	4.88	to	4.88
12/31/2020	-	25.41	to	25.41	-	-	1.40	to	1.40	3.59	to	3.59
12/31/2019	-	24.53	to	24.53	-	-	1.40	to	1.40	12.64	to	12.64
TA Aegon Sustainable Equity Income Initial Class
12/31/2023	-	28.86	to	28.86	-	-	1.40	to	1.40	4.82	to	4.82
12/31/2022	-	27.54	to	27.54	-	-	1.40	to	1.40	(12.85)	to	(12.85)
12/31/2021	-	31.59	to	31.59	-	-	1.40	to	1.40	20.73	to	20.73
12/31/2020	-	26.17	to	26.17	-	-	1.40	to	1.40	(8.63)	to	(8.63)
12/31/2019	-	28.64	to	28.64	-	-	1.40	to	1.40	22.20	to	22.20
TA Aegon U.S. Government Securities Initial Class
12/31/2023	-	13.35	to	13.35	-	-	1.40	to	1.40	2.57	to	2.57
12/31/2022	-	13.02	to	13.02	-	-	1.40	to	1.40	(14.22)	to	(14.22)
12/31/2021	-	15.18	to	15.18	-	-	1.40	to	1.40	(3.74)	to	(3.74)
12/31/2020	-	15.77	to	15.77	-	-	1.40	to	1.40	7.47	to	7.47
12/31/2019	-	14.67	to	14.67	-	-	1.40	to	1.40	5.13	to	5.13

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Initial Class
12/31/2023	-	$9.77	to	$9.77	$-	-%	1.40%	to	1.40%	3.42%	to	3.42%
12/31/2022	-	9.44	to	9.44	-	-	1.40	to	1.40	0.01	to	0.01
12/31/2021	-	9.44	to	9.44	-	-	1.40	to	1.40	(1.38)	to	(1.38)
12/31/2020	-	9.57	to	9.57	-	-	1.40	to	1.40	(1.10)	to	(1.10)
12/31/2019	-	9.68	to	9.68	-	-	1.40	to	1.40	0.56	to	0.56
TA BlackRock iShares Edge 40 Initial Class
12/31/2023	-	19.75	to	19.75	-	-	1.40	to	1.40	7.94	to	7.94
12/31/2022	-	18.30	to	18.30	-	-	1.40	to	1.40	(15.42)	to	(15.42)
12/31/2021	-	21.64	to	21.64	-	-	1.40	to	1.40	4.62	to	4.62
12/31/2020	-	20.68	to	20.68	-	-	1.40	to	1.40	8.13	to	8.13
12/31/2019	-	19.13	to	19.13	-	-	1.40	to	1.40	13.72	to	13.72
TA BlackRock Real Estate Securities Initial Class
12/31/2023	-	32.94	to	32.94	-	-	1.40	to	1.40	11.77	to	11.77
12/31/2022	-	29.47	to	29.47	-	-	1.40	to	1.40	(29.18)	to	(29.18)
12/31/2021	-	41.61	to	41.61	-	-	1.40	to	1.40	24.48	to	24.48
12/31/2020	-	33.43	to	33.43	-	-	1.40	to	1.40	(1.69)	to	(1.69)
12/31/2019	-	34.00	to	34.00	-	-	1.40	to	1.40	23.46	to	23.46
TA International Focus Initial Class
12/31/2023	-	25.40	to	25.40	-	-	1.40	to	1.40	10.98	to	10.98
12/31/2022	-	22.88	to	22.88	-	-	1.40	to	1.40	(21.15)	to	(21.15)
12/31/2021	-	29.02	to	29.02	-	-	1.40	to	1.40	9.29	to	9.29
12/31/2020	-	26.55	to	26.55	-	-	1.40	to	1.40	19.23	to	19.23
12/31/2019	-	22.27	to	22.27	-	-	1.40	to	1.40	25.92	to	25.92
TA Janus Mid-Cap Growth Initial Class
12/31/2023	-	36.30	to	36.30	-	-	1.40	to	1.40	15.43	to	15.43
12/31/2022	-	31.45	to	31.45	-	-	1.40	to	1.40	(17.86)	to	(17.86)
12/31/2021	-	38.28	to	38.28	-	-	1.40	to	1.40	15.68	to	15.68
12/31/2020	-	33.10	to	33.10	-	-	1.40	to	1.40	17.56	to	17.56
12/31/2019	-	28.15	to	28.15	-	-	1.40	to	1.40	34.82	to	34.82
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2023	-	19.92	to	19.92	-	-	1.40	to	1.40	5.58	to	5.58
12/31/2022	-	18.87	to	18.87	-	-	1.40	to	1.40	(16.52)	to	(16.52)
12/31/2021	-	22.60	to	22.60	-	-	1.40	to	1.40	4.44	to	4.44
12/31/2020	-	21.64	to	21.64	-	-	1.40	to	1.40	9.93	to	9.93
12/31/2019	-	19.69	to	19.69	-	-	1.40	to	1.40	12.33	to	12.33
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2023	238	32.11	to	32.11	7,654	1.71	1.40	to	1.40	18.68	to	18.68
12/31/2022	264	27.06	to	27.06	7,144	5.92	1.40	to	1.40	(23.64)	to	(23.64)
12/31/2021	288	35.43	to	35.43	10,205	1.65	1.40	to	1.40	17.99	to	17.99
12/31/2020	312	30.03	to	30.03	9,358	1.68	1.40	to	1.40	23.02	to	23.02
12/31/2019	344	24.41	to	24.41	8,408	1.75	1.40	to	1.40	24.31	to	24.31
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2023	1,880	23.23	to	23.23	43,657	2.11	1.40	to	1.40	7.60	to	7.60
12/31/2022	1,882	21.59	to	21.59	40,633	5.33	1.40	to	1.40	(17.23)	to	(17.23)
12/31/2021	1,885	26.08	to	26.08	49,161	1.90	1.40	to	1.40	7.67	to	7.67
12/31/2020	1,887	24.22	to	24.22	45,714	2.21	1.40	to	1.40	11.05	to	11.05
12/31/2019	1,890	21.81	to	21.81	41,228	2.20	1.40	to	1.40	14.81	to	14.81
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2023	-	26.78	to	26.78	-	-	1.40	to	1.40	10.67	to	10.67
12/31/2022	-	24.19	to	24.19	-	-	1.40	to	1.40	(18.49)	to	(18.49)
12/31/2021	-	29.68	to	29.68	-	-	1.40	to	1.40	12.37	to	12.37
12/31/2020	-	26.42	to	26.42	-	-	1.40	to	1.40	13.48	to	13.48
12/31/2019	-	23.28	to	23.28	-	-	1.40	to	1.40	18.35	to	18.35

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Enhanced Index Initial Class
12/31/2023	-	$48.37	to	$48.37	$-	-%	1.40%	to	1.40%	25.91%	to	25.91%
12/31/2022	-	38.41	to	38.41	-	-	1.40	to	1.40	(19.48)	to	(19.48)
12/31/2021	-	47.71	to	47.71	-	-	1.40	to	1.40	28.32	to	28.32
12/31/2020	-	37.18	to	37.18	-	-	1.40	to	1.40	18.51	to	18.51
12/31/2019	-	31.37	to	31.37	-	-	1.40	to	1.40	29.23	to	29.23
TA JPMorgan Mid Cap Value Initial Class
12/31/2023	-	46.67	to	46.67	-	-	1.40	to	1.40	9.28	to	9.28
12/31/2022	-	42.70	to	42.70	-	-	1.40	to	1.40	(9.50)	to	(9.50)
12/31/2021	-	47.18	to	47.18	-	-	1.40	to	1.40	27.41	to	27.41
12/31/2020	-	37.03	to	37.03	-	-	1.40	to	1.40	(0.05)	to	(0.05)
12/31/2019	-	37.05	to	37.05	-	-	1.40	to	1.40	24.47	to	24.47
TA JPMorgan Tactical Allocation Initial Class
12/31/2023	-	18.53	to	18.53	-	-	1.40	to	1.40	7.40	to	7.40
12/31/2022	-	17.25	to	17.25	-	-	1.40	to	1.40	(15.98)	to	(15.98)
12/31/2021	-	20.53	to	20.53	-	-	1.40	to	1.40	3.46	to	3.46
12/31/2020	-	19.85	to	19.85	-	-	1.40	to	1.40	10.81	to	10.81
12/31/2019	-	17.91	to	17.91	-	-	1.40	to	1.40	10.63	to	10.63
TA Multi-Managed Balanced Initial Class
12/31/2023	-	37.69	to	37.69	-	-	1.40	to	1.40	17.09	to	17.09
12/31/2022	-	32.19	to	32.19	-	-	1.40	to	1.40	(17.43)	to	(17.43)
12/31/2021	-	38.98	to	38.98	-	-	1.40	to	1.40	15.42	to	15.42
12/31/2020	57	33.78	to	33.78	1,929	1.58	1.40	to	1.40	14.30	to	14.30
12/31/2019	57	29.55	to	29.55	1,697	1.65	1.40	to	1.40	20.09	to	20.09
TA Small/Mid Cap Value Initial Class
12/31/2023	-	54.66	to	54.66	-	-	1.40	to	1.40	10.85	to	10.85
12/31/2022	-	49.31	to	49.31	-	-	1.40	to	1.40	(9.57)	to	(9.57)
12/31/2021	-	54.53	to	54.53	-	-	1.40	to	1.40	26.36	to	26.36
12/31/2020	-	43.16	to	43.16	-	-	1.40	to	1.40	2.60	to	2.60
12/31/2019	-	42.06	to	42.06	-	-	1.40	to	1.40	23.55	to	23.55
TA T. Rowe Price Small Cap Initial Class
12/31/2023	-	51.79	to	51.79	-	-	1.40	to	1.40	19.53	to	19.53
12/31/2022	-	43.33	to	43.33	-	-	1.40	to	1.40	(23.46)	to	(23.46)
12/31/2021	-	56.61	to	56.61	-	-	1.40	to	1.40	9.84	to	9.84
12/31/2020	-	51.54	to	51.54	-	-	1.40	to	1.40	21.86	to	21.86
12/31/2019	-	42.29	to	42.29	-	-	1.40	to	1.40	30.94	to	30.94
TA WMC US Growth Initial Class
12/31/2023	-	60.26	to	60.26	-	-	1.40	to	1.40	40.13	to	40.13
12/31/2022	-	43.01	to	43.01	-	-	1.40	to	1.40	(32.29)	to	(32.29)
12/31/2021	-	63.52	to	63.52	-	-	1.40	to	1.40	19.00	to	19.00
12/31/2020	47	53.38	to	53.38	2,491	0.11	1.40	to	1.40	35.40	to	35.40
12/31/2019	47	39.42	to	39.42	1,850	0.13	1.40	to	1.40	38.11	to	38.11

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.40% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Series Annuity Account

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.